Investment Strategy - Relative Sentiment Tactical Allocation ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (ETF). The Fund’s investment strategy is to seek to grow capital by tactically investing in other ETFs that invest in equities, bonds, commodities, currencies, and gold based on “relative sentiment” factors. In the view of the Fund’s sub-adviser (Relative Sentiment Technologies, LLC, also referred to as the Sub-Adviser), relative sentiment measures the difference in sentiment between institutional investors and retail investors. The Sub-Adviser uses both public and third-party data sources to assess investor sentiment, including how those sentiments compare among institutional and retail investors. Some of the data sources used by the Sub-Adviser will differ in how they define or otherwise classify retail and institutional investors. For example, some public data sources capture and report trading information of investors who exceed certain prescribed regulatory transaction reporting thresholds. For purposes of the Fund, the Sub-Adviser would consider investors that exceed the regulatory transaction reporting thresholds to be institutional investors and those who do not exceed the applicable thresholds would be considered retail investors. Other third-party data sources will use different criteria in classifying retail and institutional investors.
The Sub-Adviser will analyze such third-party data based on the source of the information and how it was compilated.
In the Sub-Adviser’s view, when relative sentiment increases for particular asset classes (like U.S. and foreign equity securities), that suggests institutions have become more bullish on those asset classes than retail investors generally. Conversely, when relative sentiment decreases, that suggests institutions have become more bearish on those asset classes compared to retail investors generally. The Fund’s portfolio will be tactically allocated among passively-managed U.S. and foreign, developed market, equity ETFs, bond ETFs, and, in some instances, gold exchange-traded products (ETPs), commodities ETPs, and currency ETPs as described more below. That is, the Sub-Adviser will seek to allocate the Fund’s portfolio among the foregoing assets classes depending on whether they are then-currently more favored by institutional investors than by retail investors.
As noted above, the Fund’s portfolio will be comprised of ETFs that track broad equity indices, broad bond indices, and, in some instances, ETPs that invest in gold, commodities, and currencies, all based on a suite of relative sentiment indicators.
Additionally, the Fund may invest in passively- or actively-managed ETFs (including other ETFs managed by the Fund’s investment adviser) that utilize derivatives, such as options or swaps, to limit risk relative to a decline in the value of an asset or index (such as a broad-based equity index) and/or profit from a market dislocation event (also known as a tail risk event) when the asset or index suffers an extreme market decline (generally greater than 25%) within a few months accompanied by a sustained increase in expected volatility (collectively, “Risk-Based Strategies”).
Equity Allocation Determination
In general, the Sub-Adviser determines the Fund’s equity allocation by taking the average of the following four indicators, each of which can range from 0% (extreme relative bearishness) to 100% (extreme relative bullishness):
1.Position-based relative sentiment indicator: This indicator measures relative sentiment of equity securities based on public data that reflect the relative holdings of institutional and retail investors in equities, long-duration bonds, and along the yield curve. Generally speaking, if, based on the data reviewed by the Sub-Adviser, institutional investors’ portfolios hold more equity securities than on average, and retail investors’ portfolios hold less equity securities than on average, that factor tends to suggest institutions are more relatively bullish on equities than retail investors.
2.Survey-based relative sentiment indicator: This indicator uses third-party data to measure relative sentiment of equity securities using the results of economic survey data from institutional and retail investors. The third-party surveys focus on investors’ perceptions of the economic health of the following regions: United States, Europe, Japan, and Asia (ex-Japan). The Sub-Adviser uses an ensemble of publicly available machine learning algorithms to analyze the data (found by taking the difference in economic sentiment between institutional and retail investors across all four regions, respectively). Machine learning algorithms refer to technologies that enable a computer to “learn” from data it has processed to incorporate different assumptions or past experience into future computations or analyses. The Sub-Adviser analyzes the output of machine learning algorithms and identifies the results that are statistically significant. The Sub-Adviser then averages the outputs, which reflect forecasted equity allocations ranging from 0% and 100%, of the statistically significant models applied to U.S. equities to arrive at the target allocation for this indicator.
The Sub-Adviser then runs the same analysis for European equities and compares the target equity allocations between the U.S. and Europe to determine how the overall equity allocation will be distributed across U.S. and foreign, developed markets equities. For example, if the algorithms reflect equal institutional relative sentiment between U.S. and foreign, developed markets equity securities, the Fund’s equity allocation will generally be equally allocated between U.S. equity ETFs and foreign, developed market equity ETFs. If the results reflect a greater (lesser) institutional sentiment in U.S. securities, the Fund’s equity allocation will generally reflect a corresponding higher (lower) weighting in U.S. equity market ETFs.
3.Cross-asset relative sentiment indicator: This indicator estimates relative sentiment of equity securities indirectly via the relative sentiment of certain non-equity assets (e.g., bonds, currencies, and commodities) that have historically been correlated to equities. For example, bullish relative sentiment in natural gas has typically been bullish for equities.
4.Retail macro sentiment indicator: This indicator measures the sentiment of retail investors on various commodities that are generally correlated with growth and inflation. When retail investors are very bullish, that tends to correlate with these commodities having performed very well—which suggests inflationary pressures are rising and historically that has been bad for equities moving forward. Conversely, if retail investors are very bearish on the select commodities, that suggests these commodities have been doing poorly, which tends to mean deflationary pressures are rising. Equities have tended to do poorly in this case as well. If the retail investor sentiment in these select commodities is neither too hot nor too cold, equities have tended to do well going forward. So, this indicator aggregates that information into a summary allocation that rises when sentiment is in a “goldilocks” zone and decreases outside of that zone.
As noted above, each of the foregoing four indicators will result in a value that ranges from 0% to 100%. The Sub-Adviser uses the average of the four indicators to recommend the Fund’s allocation to equity securities. In general, the indicator average will increase when institutions are more relatively bullish toward risk assets than retail investors (and vice versa).
As noted above, the Sub-Adviser will recommend the Fund’s equity allocations between U.S. equity ETFs (e.g., one or more passively managed ETFs that seek to provide broad exposure to the overall U.S. equity market) and foreign, developed market equity ETFs (e.g., one or more passively managed ETFs that seek to provide broad exposure to developed markets) based on the results of the survey indicator (the second indicator described above) as applied to U.S. and foreign equity securities.
Because the market is dynamic, the Sub-Adviser believes that over time it will augment the list of indicators used above to reflect its ongoing research program into relative sentiment’s behavior and characteristics.
Bond Allocation
Once the Sub-Adviser has determined the Fund’s equity allocation, the Sub-Adviser will determine the Fund’s allocation to broad-based bond ETFs. The Sub-Adviser will allocate the Fund’s bond investments in liquid, low-cost ETFs that invest in high-quality fixed income instruments (e.g., U.S. government and investment grade bonds) and liquid, low-cost ETFs that invest in Treasury Inflation-Protected Securities (“TIPS”) based on the degree of retail macro sentiment in commodities. The retail macro sentiment in commodities is reflective of inflationary (or deflationary) pressures so as this sentiment increases (i.e., more bullish) the Sub-Adviser will increase the allocation to TIPS ETFs and vice versa.
The Sub-Adviser may also at times allocate to shorter (e.g., 1-3 years) or longer duration (e.g., 7-10 year, 20+ year, and/or 25+ year) government bonds depending on market and relative sentiment conditions by allocating to ETFs that provide exposure to a shorter (or longer) duration of the U.S. Treasury market.
Commodities, Currencies and Other Allocations
At times, equities and bonds may have positive correlations, such that a portfolio of broad equity and bond exposure offers little diversification. During such periods, the Sub-Adviser believes it may be beneficial to add exposure to assets (e.g., U.S. Dollar) that do offer diversification in times of systemic risk-off sentiment or during times of inflationary pressures (e.g., oil, Energy stocks). In response, the Sub-Adviser may recommend allocations to various currencies, commodities, in particular gold and/or various equity sectors. This portion of the Fund’s portfolio will be capped by the size of the broad equity portion of the Fund’s portfolio.
The Sub-Adviser will recommend that the Fund’s portfolio hold gold ETPs and/or more broad-based commodity ETPs when any of the following conditions are met:
1.U.S. dollar relative sentiment is bearish and Federal Reserve policy sentiment (i.e., the momentum of real interest rates) is negative
2.Broad equity relative sentiment is bearish
3.Relative sentiment in a combination of growth-related assets (e.g., commodities, equities) and liquidity-related assets (e.g., currencies, fixed income) is such that institutions are positioned (relative to retail investors) for both increased growth and an easing of financial conditions.
The Sub-Adviser will generally limit gold ETP holdings and/or broad-based commodity ETP holdings to approximately 20% of the Fund’s portfolio. The Sub-Adviser will typically invest the Fund’s gold and/or broad commodity allocation in SPDR Gold MiniShares Trust, abrdn Physical Gold Shares ETF, iShares S&P GSCI
Commodity-Indexed Trust, GraniteShares Gold Trust, iShares Silver Trust, and/or Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF.
When seeking equity sector exposure, the Sub-Adviser will invest in liquid, low-cost ETFs that provide exposure to the desired sector or sectors. For example, during times of inflationary pressure the Sub-Adviser may allocate a portion of the Fund’s portfolio to ETFs that provide exposure to the energy sector and/or more broadly to the materials sector. The Sub-Adviser may also seek exposure to other sectors, such as consumer discretionary, consumer staples, industrials, healthcare, utilities, real estate and semiconductors.
Additionally, the Sub-Adviser will, at times, seek to further diversify the Fund’s portfolio by gaining exposure to currencies. The Sub-Adviser believes currency ETFs/ETPs offer diversification in times of systemic risk-off sentiment. For example, exposure to the US dollar can, at times, provide diversification to the portfolio when equities are declining in value. The Sub-Adviser will typically invest the Fund’s currency allocation in one or more ETFs/ETPs that are designed to track the value of the U.S. dollar relative to other currencies or one or more ETFs/ETPs that are designed to track the price of a foreign currency (e.g., Australian dollar, Japanese yen, or euro.
The Sub-Adviser may also, at times, recommend that the Fund’s portfolio allocate exposure to Risk-Based Strategies when broad equity relative sentiment is bearish.

Reallocations
The Sub-Adviser recomputes each of the aforementioned indicators on a weekly basis, except the survey-based equity relative sentiment indicator (the second indicator above) is recomputed monthly because the underlying data is released monthly. To minimize portfolio turnover, the Sub-Adviser will generally reallocate the Fund’s holdings only if the results of relative sentiment indicator calculations reflect material deviations from the Fund’s then-current portfolio holdings.